EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED EARNINGS PER SHARE

The computation of basic and diluted earnings (loss) per share for the nine months and three months ended September 30, 2023 and 2022 is as follows:

	For the Nine months Ended
	September 30, (unaudited)
	2023	2022
Loss per share – basic
Numerator:
Net loss from continuing operations	$(22,233,949)	$(10,273,946)
Net loss from discontinued operation	(853,223)	(1,025,120)
Denominator:
Weighted average number of common shares outstanding used in calculating basic loss per share	57,515,446	43,917,191
Denominator used for loss per share
Loss per share from continuing operations (basic)	$(0.38)	$(0.23)
Loss per share from continuing operations (anti-diluted)	$(0.38)	$(0.23)
Loss per share from discontinued operation (basic)	$(0.01)	$(0.02)
Loss per share from discontinued operation (anti-diluted)	$(0.01)	$(0.02)

	For the Three months Ended
	September 30, (unaudited)
	2023	2022
Loss per share – basic
Numerator:
Net loss from continuing operations	$(3,857,583)	$(3,725,529)
Net loss from discontinued operation	(6,724)	(345,601)
Denominator:
Weighted average number of common shares outstanding used in calculating basic loss per share	62,547,298	46,291,743
Denominator used for loss per share
Loss per share from continuing operations (basic)	$(0.06)	$(0.08)
Loss per share from continuing operations (anti-diluted)	$(0.06)	$(0.08)
Loss per share from discontinued operation (basic)	$(0.00)	$(0.01)
Loss per share from discontinued operation (anti-diluted)	$(0.00)	$(0.01)